Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenue	$ 6,120	$ 7,894
Cost of revenue	21,070	53,194
Gross profit	(14,950)	(45,300)
Operating expenses:
Research and development	0	36,000
General and administrative	485,464	1,685,747
Total operating expenses	485,464	1,721,747
Loss from operations	(500,414)	(1,767,047)
Other income (expense):
Interest expense	(7,490)	(1,357)
Gain on settlement of liabilities	4,311	0
Other income	0	2
Total other income (expense)	(3,179)	(1,355)
Net loss	(503,593)	(1,768,402)
Noncontrolling interest	(5,192)	(4,461)
Net loss attributable to GenFlat Holdings, Inc.	$ (498,401)	$ (1,763,941)
Loss per share - basic attributable to GenFlat Holdings, Inc.	$ (0.05)	$ (0.17)
Loss per share - diluted attributable to GenFlat Holdings, Inc.	(0.05)	(0.17)
Loss per share - basic attributable to noncontrolling interest	(0.00)	(0.00)
Loss per share - diluted attributable to noncontrolling interest	$ (0.00)	$ (0.00)
Weighted average shares outstanding - basic	10,732,111	10,446,062
Weighted average shares outstanding - diluted	10,732,111	10,446,062